OTHER LIABILITIES (Details Narrative)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Letter of credit and standby fees	$ 397,000	$ 398,000,000
Letters of Credit Facility				$ 24,000,000
2021
Statement [Line Items]
Letters of Credit Facility			$ 24,000,000		$ 24,000,000
Credit fee percent	2.40%
Standby fee percent	0.75%
Restricted cash and investments as collateral			9,000,000
Minimum amount to maintain credit facility			$ 131,000,000
Description of credit facility	The 2021 Facility is subject to letter of credit fees of 2.40% (0.40% on the $9,000,000 covered by pledged cash collateral) and standby fees of 0.75%.